UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03327

MFS SERIES TRUST XIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2014

MFS® DIVERSIFIED INCOME FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 33.7%
Agency - Other - 0.1%
Financing Corp., 9.4%, 2/08/18	$965,000	$1,211,092
Financing Corp., 10.35%, 8/03/18	715,000	943,676
Financing Corp., STRIPS, 0%, 11/30/17	860,000	829,574

		$2,984,342
Asset-Backed & Securitized - 0.3%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/49	$198,555	$26,332
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	100,000	106,549
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	194,775	207,734
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	762,830	828,765
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	852,108	896,972
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.097%, 9/15/39	809,025	878,368
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	1,165,209	1,273,252
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	1,273,863	1,390,718
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 5.939%, 2/15/51	5,600	5,611
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.975%, 6/15/49	1,437,604	1,555,866
Morgan Stanley Capital I Trust, “AM”, FRN, 5.867%, 4/15/49	945,000	987,557

		$8,157,724
Automotive - 0.0%
Tupy Overseas S.A., 6.625%, 7/17/24 (n)	$367,000	$367,000

Building - 0.3%
CEMEX Finance LLC, 9.375%, 10/12/22	$1,060,000	$1,208,400
CEMEX S.A.B. de C.V., 7.25%, 1/15/21 (n)	1,164,000	1,230,930
CEMEX S.A.B. de C.V., 5.7%, 1/11/25 (n)	2,928,000	2,825,520
Cimpor Financial Operations B.V., 5.75%, 7/17/24 (n)	921,000	859,984
Elementia S.A. de C.V., 5.5%, 1/15/25 (z)	678,000	680,712
Odebrecht Finance Ltd., 7.125%, 6/26/42 (n)	853,000	803,953
Union Andina de Cementos S.A.A., 5.875%, 10/30/21 (n)	928,000	943,312

		$8,552,811
Business Services - 0.2%
Tencent Holdings Ltd., 3.375%, 3/05/18 (n)	$1,326,000	$1,369,050
Tencent Holdings Ltd., 3.375%, 5/02/19 (n)	2,950,000	3,010,513

		$4,379,563
Cable TV - 0.2%
Globo Comunicacoes e Participacoes S.A., 6.25% to 7/20/15, 9.375% to 7/29/49 (n)	$1,499,000	$1,536,475
VTR Finance B.V., 6.875%, 1/15/24 (n)	2,623,000	2,760,708

		$4,297,183
Chemicals - 0.5%
Consolidated Energy Finance S.A., 6.75%, 10/15/19 (n)	$2,414,000	$2,420,035
Israel Chemicals Ltd., 4.5%, 12/02/24 (z)	6,817,000	6,893,691
Sociedad Quimica y Minera de Chile S.A., 5.5%, 4/21/20 (n)	989,000	1,083,135
Sociedad Quimica y Minera de Chile S.A., 4.375%, 1/28/25 (n)	2,416,000	2,402,002

		$12,798,863
Conglomerates - 0.1%
Alfa S.A.B de C.V., 5.25%, 3/25/24 (n)	$550,000	$583,000
Metalloinvest Finance Ltd., 5.625%, 4/17/20 (n)	1,764,000	1,494,990

		$2,077,990

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/17 (n)	$1,409,000	$1,447,748
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/24 (n)	2,044,000	1,941,800

		$3,389,548
Emerging Market Quasi-Sovereign - 3.5%
Abu Dhabi National Energy Co. PJSC (TAQA), 5.875%, 12/13/21 (n)	$955,000	$1,122,125
Banco de Reservas de la Republica Dominicana, 7%, 2/01/23 (n)	1,705,000	1,713,525
Banco do Brasil S.A., 6.25% to 4/15/24, FRN to 10/29/49 (n)	3,705,000	2,852,850
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2/02/22 (n)	4,761,000	5,010,952
CNOOC Finance (2012) Ltd., 3.875%, 5/02/22 (n)	1,123,000	1,150,725
CNOOC Finance (2013) Ltd., 3%, 5/09/23	2,512,000	2,407,815
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/21 (n)	2,287,000	2,454,578
CNPC General Capital Ltd., 3.4%, 4/16/23 (n)	3,618,000	3,528,809
Comision Federal de Electricidad, 4.875%, 1/15/24 (n)	2,594,000	2,756,125
Comision Federal de Electricidad, 5.75%, 2/14/42 (n)	1,575,000	1,693,125
Corporacion Financiera de Desarrollo S.A., 4.75%, 2/08/22 (n)	2,106,000	2,206,035
Corporacion Financiera de Desarrollo S.A., FRN, 5.25%, 7/15/29 (n)	2,538,000	2,621,754
Development Bank of Kazakhstan, 4.125%, 12/10/22	4,494,000	4,123,245
Ecopetrol S.A., 7.375%, 9/18/43	2,767,000	3,258,143
Empresa Nacional del Petroleo, 4.375%, 10/30/24 (n)	2,469,000	2,421,304
Export Credit Bank of Turkey A.S., 5%, 9/23/21 (n)	655,000	677,000
Gaz Capital S.A., 4.95%, 2/06/28 (n)	2,068,000	1,734,308
JSC Georgian Railway, 7.75%, 7/11/22 (n)	1,203,000	1,329,315
KazAgro National Management Holding, 4.625%, 5/24/23 (n)	5,564,000	5,146,700
Kazakhstan Temir Zholy Co., 6.95%, 7/10/42 (n)	2,711,000	2,925,169
KazMunayGas National Co., 4.4%, 4/30/23 (n)	5,329,000	5,155,808
KazMunayGas National Co., 6%, 11/07/44 (z)	719,000	674,961
Magyar Export-Import Bank PLC, 4%, 1/30/20 (n)	369,000	369,332
Majapahit Holding B.V., 7.875%, 6/29/37	2,000,000	2,440,000
Office Cherifien des Phosphates, 6.875%, 4/25/44 (n)	2,519,000	2,771,404
Pemex Project Funding Master Trust, 6.625%, 6/15/35	1,446,000	1,691,820
Pertamina PT, 4.875%, 5/03/22 (n)	2,381,000	2,452,430
Pertamina PT, 4.3%, 5/20/23 (n)	2,705,000	2,671,188
Pertamina PT, 6.45%, 5/30/44 (n)	503,000	543,240
Petroleos Mexicanos, 4.875%, 1/18/24	1,278,000	1,341,900
Petroleos Mexicanos, 4.25%, 1/15/25 (n)	2,080,000	2,103,920
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 5/08/22	699,375	731,721
PT Perusahaan Gas Negara (Persero) Tbk, 5.125%, 5/16/24 (n)	745,000	775,731
Sinopec Capital (2013) Ltd., 3.125%, 4/24/23 (n)	3,060,000	2,956,997
Sinopec Capital (2013) Ltd., 4.25%, 4/24/43 (n)	2,765,000	2,699,052
Sinopec Group Overseas Development (2014) Ltd., 4.375%, 4/10/24 (n)	2,601,000	2,757,042
State Grid Overseas Investment (2013) Ltd., 3.125%, 5/22/23 (n)	2,593,000	2,554,276
Turkiye Ihracat Kredi Bankasi A.S., 5.875%, 4/24/19 (n)	2,725,000	2,948,995

		$88,773,419
Emerging Market Sovereign - 3.6%
Dominican Republic, 7.5%, 5/06/21 (n)	$1,270,000	$1,430,020
Dominican Republic, 6.6%, 1/28/24 (n)	447,000	489,465
Dominican Republic, 5.875%, 4/18/24 (n)	1,706,000	1,782,770
Dominican Republic, 8.625%, 4/20/27	2,335,000	2,842,862
Dominican Republic, 7.45%, 4/30/44 (n)	860,000	967,500
Government of Jamaica, 7.625%, 7/09/25	555,000	593,850
Oriental Republic of Uruguay, 4.5%, 8/14/24	976,000	1,034,560
Republic of Colombia, 4%, 2/26/24	459,000	473,229
Republic of Colombia, 6.125%, 1/18/41	562,000	674,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
Republic of Colombia, 5.625%, 2/26/44	$552,000	$626,520
Republic of Cote d’Ivoire, 5.375%, 7/23/24 (n)	2,567,000	2,490,503
Republic of Croatia, 5.5%, 4/04/23 (n)	3,210,000	3,373,325
Republic of Croatia, 6%, 1/26/24 (n)	2,652,000	2,877,420
Republic of Ecuador, 7.95%, 6/20/24 (n)	878,000	902,145
Republic of Guatemala, 4.875%, 2/13/28 (n)	2,255,000	2,283,188
Republic of Hungary, 6.25%, 1/29/20	2,470,000	2,791,890
Republic of Hungary, 6.375%, 3/29/21	2,502,000	2,881,979
Republic of Hungary, 5.375%, 2/21/23	2,930,000	3,187,078
Republic of Hungary, 5.75%, 11/22/23	4,366,000	4,876,883
Republic of Hungary, 5.375%, 3/25/24	2,404,000	2,629,375
Republic of Indonesia, 6.875%, 1/17/18	1,100,000	1,245,750
Republic of Indonesia, 4.875%, 5/05/21 (n)	2,623,000	2,819,725
Republic of Indonesia, 5.375%, 10/17/23 (n)	3,600,000	4,005,000
Republic of Indonesia, 5.875%, 1/15/24 (n)	527,000	608,026
Republic of Indonesia, 6.75%, 1/15/44 (n)	1,060,000	1,327,650
Republic of Kazakhstan, 3.875%, 10/14/24 (n)	1,155,000	1,126,125
Republic of Kazakhstan, 4.875%, 10/14/44 (n)	447,000	422,415
Republic of Lithuania, 6.625%, 2/01/22 (n)	1,794,000	2,183,298
Republic of Panama, 4%, 9/22/24	1,338,000	1,363,422
Republic of Paraguay, 4.625%, 1/25/23 (n)	2,559,000	2,616,578
Republic of Paraguay, 6.1%, 8/11/44 (n)	1,426,000	1,518,690
Republic of Peru, 7.35%, 7/21/25	787,000	1,046,710
Republic of Peru, 5.625%, 11/18/50	350,000	409,500
Republic of Philippines, 5.5%, 3/30/26	1,293,000	1,532,205
Republic of Philippines, 6.375%, 10/23/34	1,396,000	1,861,915
Republic of Romania, 4.375%, 8/22/23 (n)	796,000	836,795
Republic of Romania, 4.875%, 1/22/24 (n)	768,000	835,200
Republic of Slovakia, 4.375%, 5/21/22 (n)	2,095,000	2,281,162
Republic of Turkey, 5.625%, 3/30/21	1,594,000	1,769,340
Republic of Turkey, 6.25%, 9/26/22	2,021,000	2,336,983
Republic of Turkey, 7.375%, 2/05/25	1,983,000	2,498,679
Republic of Venezuela, 9.25%, 9/15/27	3,668,000	2,072,420
Republic of Venezuela, 7%, 3/31/38	2,450,000	1,207,850
Russian Federation, 4.5%, 4/04/22 (n)	1,800,000	1,708,110
Russian Federation, 4.875%, 9/16/23	1,200,000	1,143,732
Russian Federation, 5.625%, 4/04/42 (n)	1,200,000	1,133,690
Russian Federation, 5.875%, 9/16/43 (n)	4,000,000	3,912,160
Socialist Republic of Vietnam, 4.8%, 11/19/24 (z)	531,000	541,620
United Mexican States, 3.625%, 3/15/22	3,416,000	3,528,728
United Mexican States, 4%, 10/02/23	1,672,000	1,757,690
United Mexican States, 3.6%, 1/30/25	934,000	936,242

		$91,796,372
Energy - Independent - 0.1%
Afren PLC, 11.5%, 2/01/16 (n)	$200,000	$196,000
Nostrum Oil & Gas Finance B.V., 6.375%, 2/14/19 (n)	2,495,000	2,395,200
Tullow Oil PLC, 6.25%, 4/15/22 (n)	987,000	846,353

		$3,437,553
Energy - Integrated - 0.4%
Inkia Energy Ltd., 8.375%, 4/04/21	$3,013,000	$3,201,312
LUKOIL International Finance B.V., 4.563%, 4/24/23 (n)	1,780,000	1,495,969
Pacific Rubiales Energy Corp., 7.25%, 12/12/21 (n)	2,923,000	3,061,843

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - continued
Pacific Rubiales Energy Corp., 5.625%, 1/19/25 (n)	$1,416,000	$1,306,260

		$9,065,384
Food & Beverages - 0.5%
BRF S.A., 4.75%, 5/22/24 (n)	$1,008,000	$992,880
Corporacion Lindley S.A., 6.75%, 11/23/21 (n)	1,466,000	1,597,940
Corporacion Lindley S.A., 6.75%, 11/23/21	1,331,000	1,450,790
Corporacion Lindley S.A., 4.625%, 4/12/23 (n)	2,059,000	2,008,349
Cosan Luxembourg S.A., 5%, 3/14/23 (n)	1,806,000	1,693,125
Embotelladora Andina S.A., 5%, 10/01/23 (n)	868,000	914,191
Gruma S.A.B. de C.V., 4.875%, 12/01/24 (z)	431,000	440,698
Minerva Luxembourg S.A., 7.75%, 1/31/23 (n)	2,303,000	2,378,308

		$11,476,281
International Market Quasi-Sovereign - 0.3%
Israel Electric Corp. Ltd., 5.625%, 6/21/18 (n)	$4,179,000	$4,467,351
Israel Electric Corp. Ltd., 6.875%, 6/21/23 (n)	3,716,000	4,284,734

		$8,752,085
International Market Sovereign - 0.3%
Republic of Iceland, 4.875%, 6/16/16 (n)	$1,933,000	$2,022,247
Republic of Iceland, 5.875%, 5/11/22 (n)	4,811,000	5,415,266

		$7,437,513
Local Authorities - 0.1%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$1,115,000	$1,490,421
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	15,000	19,108
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	60,000	74,908

		$1,584,437
Major Banks - 0.1%
DBS Bank Ltd., 3.625% to 9/21/17, FRN to 9/21/22 (n)	$1,801,000	$1,863,246

Metals & Mining - 0.1%
Vale Overseas Ltd., 5.625%, 9/15/19	$1,134,000	$1,255,725

Mortgage-Backed - 8.1%
Fannie Mae, 2.62%, 5/01/23	$292,140	$294,738
Fannie Mae, 4.86%, 1/01/15	139,779	139,815
Fannie Mae, 4.85%, 2/01/15	162,994	162,898
Fannie Mae, 5.5%, 2/01/15 - 4/01/40	7,362,334	8,225,971
Fannie Mae, 4.56%, 3/01/15	66,689	67,165
Fannie Mae, 4.878%, 4/01/15	139,588	139,421
Fannie Mae, 4.815%, 6/01/15	102,633	103,690
Fannie Mae, 5.1%, 6/01/15 - 3/01/19	211,075	225,229
Fannie Mae, 4.6%, 8/01/15 - 9/01/19	150,713	164,845
Fannie Mae, 4.7%, 8/01/15	77,522	78,308
Fannie Mae, 4.78%, 8/01/15	74,773	75,958
Fannie Mae, 4.81%, 8/01/15	168,773	171,458
Fannie Mae, 4.856%, 8/01/15	58,984	59,904
Fannie Mae, 5.09%, 8/01/15 - 2/01/16	101,535	103,704
Fannie Mae, 5.275%, 11/01/15	98,552	99,890
Fannie Mae, 5.443%, 11/01/15	360,807	370,223
Fannie Mae, 5.139%, 2/01/16	216,766	222,613
Fannie Mae, 5.433%, 2/01/16	99,321	102,514

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.273%, 4/01/16	$297,820	$309,723
Fannie Mae, 5.845%, 6/01/16	16,982	17,560
Fannie Mae, 5.732%, 7/01/16	204,069	216,394
Fannie Mae, 5.93%, 9/01/16	103,853	109,384
Fannie Mae, 5.395%, 12/01/16	100,206	107,597
Fannie Mae, 5.45%, 12/01/16	110,000	118,159
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	116,426	124,781
Fannie Mae, 6.5%, 2/01/17 - 10/01/37	217,863	253,254
Fannie Mae, 1.114%, 2/25/17	1,171,128	1,174,894
Fannie Mae, 5.508%, 4/01/17	60,548	65,811
Fannie Mae, 1.9%, 6/01/17	190,484	193,078
Fannie Mae, 5.479%, 6/01/17	190,624	206,121
Fannie Mae, 2.71%, 11/01/17	54,652	56,837
Fannie Mae, 3.306%, 12/01/17	470,114	494,485
Fannie Mae, 6%, 12/01/17 - 6/01/38	1,080,580	1,223,436
Fannie Mae, 5.205%, 1/01/18	149,033	155,948
Fannie Mae, 3.8%, 2/01/18	201,635	215,968
Fannie Mae, 3.91%, 2/01/18	137,445	146,867
Fannie Mae, 4%, 3/01/18 - 2/01/41	3,578,319	3,827,626
Fannie Mae, 4.19%, 3/01/18	104,844	112,895
Fannie Mae, 3.99%, 4/01/18	150,000	161,489
Fannie Mae, 5.361%, 6/01/18	339,882	377,114
Fannie Mae, 3.849%, 7/01/18	286,563	307,398
Fannie Mae, 5%, 9/01/18 - 5/01/41	4,510,952	4,981,988
Fannie Mae, 2.578%, 9/25/18	1,415,000	1,458,596
Fannie Mae, 5.51%, 3/01/19	111,754	126,779
Fannie Mae, 5.08%, 4/01/19	23,108	25,134
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	14,640,541	15,912,819
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	69,684	78,209
Fannie Mae, 4.864%, 8/01/19	91,777	103,114
Fannie Mae, 4.67%, 9/01/19	27,946	31,189
Fannie Mae, 4.45%, 10/01/19	87,798	97,338
Fannie Mae, 4.14%, 8/01/20	41,384	45,643
Fannie Mae, 5.19%, 9/01/20	101,417	111,002
Fannie Mae, 3.416%, 10/01/20	934,141	999,486
Fannie Mae, 4.451%, 1/01/21	1,041,251	1,160,795
Fannie Mae, 2.41%, 5/01/23	245,653	244,218
Fannie Mae, 2.55%, 5/01/23	212,352	213,201
Fannie Mae, 4.5%, 5/01/25	43,123	46,746
Fannie Mae, 3%, 3/01/27 - 4/01/27	1,114,343	1,162,548
Fannie Mae, 3.5%, 1/01/42 - 6/01/43	4,706,768	4,912,644
Fannie Mae, 3.5%, 4/01/43	1,193,873	1,245,875
Fannie Mae, TBA, 2.5%, 1/01/29	3,000,000	3,052,206
Fannie Mae, TBA, 3%, 12/01/29	5,400,000	5,623,172
Fannie Mae, TBA, 3.5%, 1/01/44	3,000,000	3,117,422
Fannie Mae, TBA, 4%, 1/01/44 - 12/01/44	33,387,000	35,626,246
Fannie Mae, TBA, 4.5%, 12/01/44	7,700,000	8,368,336
Fannie Mae, TBA, 5%, 12/01/44	4,000,000	4,435,000
Freddie Mac, 3.034%, 10/25/20	505,000	531,113
Freddie Mac, 1.655%, 11/25/16	1,277,929	1,295,161
Freddie Mac, 6%, 8/01/17 - 10/01/38	1,470,731	1,674,990
Freddie Mac, 1.426%, 8/25/17	1,656,000	1,671,778
Freddie Mac, 5%, 10/01/17 - 6/01/40	676,697	731,435
Freddie Mac, 3.882%, 11/25/17	555,000	594,107
Freddie Mac, 3.154%, 2/25/18	649,000	683,468

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.699%, 5/25/18	$2,460,000	$2,559,335
Freddie Mac, 2.412%, 8/25/18	2,578,000	2,657,054
Freddie Mac, 2.303%, 9/25/18	1,515,000	1,554,517
Freddie Mac, 2.323%, 10/25/18	1,765,000	1,811,702
Freddie Mac, 1.72%, 1/25/19	1,500,000	1,501,670
Freddie Mac, 2.13%, 1/25/19	1,750,000	1,780,494
Freddie Mac, 2.086%, 3/25/19	1,400,000	1,421,045
Freddie Mac, 5.085%, 3/25/19	1,410,000	1,594,864
Freddie Mac, 1.883%, 5/25/19	1,000,000	1,005,569
Freddie Mac, 2.456%, 8/25/19	2,109,000	2,166,183
Freddie Mac, 4.186%, 8/25/19	1,484,668	1,631,978
Freddie Mac, 4.251%, 1/25/20	230,000	254,183
Freddie Mac, 4.224%, 3/25/20	99,963	110,525
Freddie Mac, 2.757%, 5/25/20	194,033	201,019
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	862,984	909,740
Freddie Mac, 2.856%, 1/25/21	1,344,000	1,391,204
Freddie Mac, 2.682%, 10/25/22	1,626,000	1,644,751
Freddie Mac, 3.25%, 4/25/23	1,700,000	1,784,541
Freddie Mac, 3.3%, 4/25/23	1,045,940	1,100,694
Freddie Mac, 3.06%, 7/25/23	330,000	341,134
Freddie Mac, 3.458%, 8/25/23	675,000	717,526
Freddie Mac, 4.5%, 9/01/24 - 6/01/41	2,087,148	2,265,635
Freddie Mac, 5.5%, 10/01/24 - 6/01/41	2,129,870	2,394,367
Freddie Mac, 4%, 7/01/25 - 11/01/43	1,329,966	1,420,132
Freddie Mac, 2.5%, 5/01/28 - 7/01/28	8,169,677	8,362,677
Freddie Mac, 6.5%, 5/01/37 - 2/01/38	70,185	83,891
Freddie Mac, 3.5%, 12/01/41 - 7/01/43	6,895,430	7,185,809
Freddie Mac, 3%, 4/01/43 - 5/01/43	4,732,042	4,790,418
Ginnie Mae, 3%, 2/15/43	309,680	318,622
Ginnie Mae, 5.5%, 5/15/33 - 1/20/42	718,126	809,186
Ginnie Mae, 4.5%, 7/20/33 - 10/20/43	7,644,769	8,392,114
Ginnie Mae, 4%, 10/15/39 - 4/20/41	631,134	678,786
Ginnie Mae, 3.5%, 12/15/41 - 6/20/43	6,972,703	7,337,523
Ginnie Mae, 3%, 7/20/43	1,831,805	1,879,043
Ginnie Mae, 5.612%, 4/20/58	84,949	87,556
Ginnie Mae, 6.357%, 4/20/58	71,182	74,065
Ginnie Mae, TBA, 3.5%, 1/01/44	3,000,000	3,141,855
Ginnie Mae, TBA, 4%, 12/01/44	9,000,000	9,653,202

		$208,161,530
Natural Gas - Distribution - 0.0%
GNL Quintero S.A., 4.634%, 7/31/29 (n)	$1,125,000	$1,154,413

Network & Telecom - 0.4%
Columbus International, Inc., 7.375%, 3/30/21 (n)	$371,000	$395,115
Empresa Nacional de Telecomunicaciones S.A., 4.875%, 10/30/24 (n)	1,557,000	1,577,730
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/26 (n)	6,871,000	6,860,219
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/22 (n)	1,333,000	1,415,479

		$10,248,543
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/22 (n)	$4,386,066	$4,320,275
QGOG Constellation S.A., 6.25%, 11/09/19 (n)	2,447,000	2,018,775

		$6,339,050

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Other Banks & Diversified Financials - 0.9%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)	$2,760,000	$2,967,552
Banco Inbursa S.A. Institucion de Banca Multiple Grupo Financiero Inbursa, 4.125%, 6/06/24 (n)	4,079,000	3,995,380
BBVA Banco Continental S.A., 5%, 8/26/22 (n)	1,265,000	1,328,250
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/21 (n)	1,770,000	1,955,850
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/22 (n)	1,788,000	2,007,030
Corpbanca, 3.875%, 9/22/19 (n)	4,799,000	4,863,196
Industrial Senior Trust, 5.5%, 11/01/22 (n)	2,082,000	2,079,710
Turkiye Is Bankasi A.S., 5%, 4/30/20 (n)	2,032,000	2,093,366
Yapi ve Kredi Bankasi A.S., 5.125%, 10/22/19 (n)	2,279,000	2,370,160

		$23,660,494
Retailers - 0.2%
Cencosud S.A., 4.875%, 1/20/23 (n)	$3,733,000	$3,738,062
S.A.C.I. Falabella, 4.375%, 1/27/25 (n)	979,000	966,224

		$4,704,286
Specialty Chemicals - 0.1%
Mexichem S.A.B. de C.V., 5.875%, 9/17/44 (n)	$1,578,000	$1,546,440

Supranational - 0.0%
Inter-American Development Bank, 4.375%, 1/24/44	$511,000	$612,018

Telecommunications - Wireless - 0.7%
Altice Financing S.A., 6.5%, 1/15/22 (n)	$2,769,000	$2,796,690
Altice Finco S.A., 8.125%, 1/15/24 (n)	1,416,000	1,454,940
America Movil S.A.B. de C.V., 5%, 3/30/20	877,000	972,996
Bharti Airtel International B.V., 5.35%, 5/20/24 (n)	1,500,000	1,635,105
Comcel Trust, 6.875%, 2/06/24 (n)	2,895,000	3,083,175
Digicel Group Ltd., 6%, 4/15/21 (n)	2,253,000	2,207,940
Digicel Group Ltd., 7.125%, 4/01/22 (n)	881,000	861,177
Millicom International Cellular S.A., 4.75%, 5/22/20 (n)	2,419,000	2,346,430
Millicom International Cellular S.A., 6.625%, 10/15/21 (n)	1,182,000	1,248,488
MTS International Funding Ltd., 5%, 5/30/23 (n)	2,819,000	2,353,865

		$18,960,806
Telephone Services - 0.3%
B Communications Ltd., 7.375%, 2/15/21 (n)	$6,602,000	$7,087,247

Transportation - 0.1%
Far East Capital Ltd. S.A., 8%, 5/02/18	$1,300,000	$591,500
Far Eastern Shipping Co., 8%, 5/02/18 (n)	1,127,000	512,785
Far Eastern Shipping Co., 8.75%, 5/02/20 (n)	850,000	386,750

		$1,491,035
Transportation - Services - 0.0%
Topaz Marine S.A., 8.625%, 11/01/18 (n)	$583,000	$571,340

U.S. Government Agencies and Equivalents - 1.0%
Aid-Egypt, 4.45%, 9/15/15	$170,000	$175,542
Fannie Mae, 1.125%, 4/27/17	5,500,000	5,548,703
Fannie Mae, 0.875%, 5/21/18	4,000,000	3,960,996
Fannie Mae, 1.75%, 11/26/19	4,750,000	4,761,286
Government of Ukraine, 1.844%, 5/16/19	1,290,000	1,295,996
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	987,000	1,003,139
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	1,108,000	1,135,762

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Private Export Funding Corp., 2.25%, 3/15/20	$419,000	$423,513
Private Export Funding Corp., 1.875%, 7/15/18	850,000	862,760
Small Business Administration, 6.34%, 5/01/21	56,755	61,581
Small Business Administration, 6.07%, 3/01/22	58,881	63,884
Small Business Administration, 5.16%, 2/01/28	162,554	180,229
Small Business Administration, 2.21%, 2/01/33	386,503	378,760
Small Business Administration, 2.22%, 3/01/33	727,671	715,123
Small Business Administration, 3.15%, 7/01/33	812,424	840,127
Small Business Administration, 3.16%, 8/01/33	932,741	964,231
Small Business Administration, 3.62%, 9/01/33	767,058	809,437
Tennessee Valley Authority, 1.75%, 10/15/18	863,000	877,120
Tunisian Republic, 2.452%, 7/24/21	728,000	742,828

		$24,801,017
U.S. Treasury Obligations - 10.3%
U.S. Treasury Bonds, 9.25%, 2/15/16	$47,000	$52,089
U.S. Treasury Bonds, 6.375%, 8/15/27	106,000	152,458
U.S. Treasury Bonds, 5.25%, 2/15/29	2,965,000	3,949,703
U.S. Treasury Bonds, 4.5%, 2/15/36	231,000	299,849
U.S. Treasury Bonds, 4.375%, 2/15/38	346,000	440,798
U.S. Treasury Bonds, 4.5%, 8/15/39	11,474,000	14,927,858
U.S. Treasury Bonds, 3.125%, 2/15/43	5,123,900	5,332,858
U.S. Treasury Bonds, 2.875%, 5/15/43	7,556,900	7,488,419
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	3,872,503	3,771,454
U.S. Treasury Notes, 4%, 2/15/15	1,397,000	1,408,351
U.S. Treasury Notes, 2.125%, 5/31/15	28,031,000	28,320,056
U.S. Treasury Notes, 0.375%, 2/15/16	30,815,700	30,878,287
U.S. Treasury Notes, 2.625%, 4/30/16	2,800,000	2,894,063
U.S. Treasury Notes, 0.875%, 12/31/16	29,991,000	30,201,867
U.S. Treasury Notes, 0.75%, 6/30/17	52,326,000	52,305,541
U.S. Treasury Notes, 2.625%, 4/30/18	1,752,000	1,843,433
U.S. Treasury Notes, 2.75%, 2/15/19	2,949,000	3,119,258
U.S. Treasury Notes, 3.125%, 5/15/19	1,116,000	1,199,090
U.S. Treasury Notes, 1%, 6/30/19	22,406,000	21,973,631
U.S. Treasury Notes, 2.625%, 8/15/20	2,260,000	2,373,353
U.S. Treasury Notes, 2%, 11/30/20	1,761,000	1,784,802
U.S. Treasury Notes, 3.125%, 5/15/21	19,451,000	20,973,644
U.S. Treasury Notes, 1.75%, 5/15/22	3,949,000	3,890,073
U.S. Treasury Notes, 2.5%, 8/15/23	18,268,000	18,861,710
U.S. Treasury Notes, 2.75%, 2/15/24	4,855,000	5,100,406

		$263,543,051
Utilities - Electric Power - 0.5%
Colbun S.A., 4.5%, 7/10/24 (n)	$728,000	$730,049
E-CL S.A., 5.625%, 1/15/21	2,177,000	2,378,385
E-CL S.A., 4.5%, 1/29/25 (n)	1,563,000	1,587,497
Empresa Electrica Angamos S.A., 4.875%, 5/25/29 (z)	1,216,000	1,211,440
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24	521,000	529,233
Greenko Dutch B.V., 8%, 8/01/19 (n)	2,261,000	2,125,340
Transelec S.A., 4.625%, 7/26/23 (n)	1,507,000	1,573,328
Transelec S.A., 4.25%, 1/14/25 (n)	2,631,000	2,636,530

		$12,771,802
Utilities - Gas - 0.1%
Transport de Gas Peru, 4.25%, 4/30/28 (n)	$3,039,000	$2,935,674
Total Bonds		$861,035,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 40.3%
Aerospace - 0.3%
Exelis, Inc.	182,794	$3,279,324
Northrop Grumman Corp.	28,483	4,014,109

		$7,293,433
Airlines - 0.1%
Copa Holdings S.A., “A”	14,468	$1,619,114

Automotive - 0.5%
Delphi Automotive PLC	49,764	$3,630,284
General Motors Co.	183,241	6,125,747
Johnson Controls, Inc.	38,375	1,918,750

		$11,674,781
Brokerage & Asset Managers - 0.2%
Waddell & Reed Financial, Inc., “A”	111,587	$5,365,103

Business Services - 0.2%
Accenture PLC, “A”	61,967	$5,349,611

Cable TV - 0.4%
Comcast Corp., “A”	49,851	$2,843,501
Time Warner Cable, Inc.	53,085	7,924,529

		$10,768,030
Chemicals - 0.3%
E.I. du Pont de Nemours & Co.	58,606	$4,184,468
LyondellBasell Industries N.V., “A”	57,607	4,542,888

		$8,727,356
Computer Software - 0.3%
CA, Inc.	99,292	$3,092,946
Citrix Systems, Inc. (a)	32,277	2,140,288
Microsoft Corp.	55,628	2,659,575

		$7,892,809
Computer Software - Systems - 0.7%
EMC Corp.	94,395	$2,864,888
Hewlett-Packard Co.	244,135	9,535,913
Western Digital Corp.	53,442	5,518,955

		$17,919,756
Consumer Products - 0.5%
Procter & Gamble Co.	153,035	$13,838,955

Containers - 0.1%
Packaging Corp. of America	40,189	$2,985,239

Electrical Equipment - 0.1%
General Electric Co.	113,204	$2,998,774

Electronics - 0.9%
Broadcom Corp., “A”	180,394	$7,780,393
Intel Corp.	138,224	5,148,844
Microchip Technology, Inc.	117,252	5,293,928
Texas Instruments, Inc.	103,151	5,613,477

		$23,836,642

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 1.0%
CVR Energy, Inc. (l)	64,164	$2,986,192
Marathon Oil Corp.	41,522	1,200,816
Marathon Petroleum Corp.	56,767	5,114,139
Noble Energy, Inc.	16,412	807,142
Occidental Petroleum Corp.	91,148	7,270,876
Valero Energy Corp.	161,366	7,844,001

		$25,223,166
Energy - Integrated - 1.1%
Chevron Corp.	114,295	$12,443,297
Exxon Mobil Corp.	116,724	10,568,191
Hess Corp.	82,413	6,010,380

		$29,021,868
Food & Beverages - 0.4%
Archer Daniels Midland Co.	92,387	$4,866,947
General Mills, Inc.	93,771	4,946,420

		$9,813,367
Food & Drug Stores - 0.3%
Kroger Co.	122,799	$7,348,292

Forest & Paper Products - 0.1%
International Paper Co.	38,261	$2,059,207

Furniture & Appliances - 0.2%
Whirlpool Corp.	27,840	$5,182,973

Gaming & Lodging - 0.1%
Las Vegas Sands Corp.	48,498	$3,088,838

General Merchandise - 0.5%
Kohl’s Corp.	87,842	$5,237,140
Macy’s, Inc.	94,978	6,165,022
Target Corp.	27,156	2,009,544

		$13,411,706
Health Maintenance Organizations - 0.3%
WellPoint, Inc. (a)	57,321	$7,331,929

Insurance - 1.9%
Everest Re Group Ltd.	45,733	$8,021,111
Lincoln National Corp.	90,522	5,126,261
MetLife, Inc.	181,041	10,067,690
Prudential Financial, Inc.	102,164	8,681,897
Travelers Cos., Inc.	85,982	8,980,820
Validus Holdings Ltd.	199,922	8,296,763

		$49,174,542
Machinery & Tools - 0.6%
Caterpillar, Inc.	30,629	$3,081,277
Eaton Corp. PLC	114,900	7,793,667
Joy Global, Inc.	97,410	4,776,986

		$15,651,930

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - 2.3%
Bank of America Corp.	270,613	$4,611,245
Goldman Sachs Group, Inc.	62,319	11,741,523
JPMorgan Chase & Co.	318,693	19,172,571
PNC Financial Services Group, Inc.	29,170	2,551,500
Wells Fargo & Co.	401,449	21,870,942

		$59,947,781
Medical & Health Technology & Services - 0.5%
Capital Senior Living Corp. (a)	335,421	$8,536,464
HCA Holdings, Inc. (a)	57,299	3,993,167

		$12,529,631
Medical Equipment - 0.6%
Abbott Laboratories	100,837	$4,488,255
Covidien PLC	78,167	7,894,867
Thermo Fisher Scientific, Inc.	29,429	3,804,875

		$16,187,997
Oil Services - 0.2%
Ensco PLC, “A”	92,814	$3,137,113
Seadrill Ltd. (l)	44,560	653,250

		$3,790,363
Other Banks & Diversified Financials - 1.3%
Assured Guaranty Ltd.	65,139	$1,664,953
BB&T Corp.	114,586	4,307,288
Citigroup, Inc.	185,015	9,985,259
Discover Financial Services	165,619	10,856,325
Western Union Co.	311,434	5,786,444

		$32,600,269
Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.	209,468	$12,369,085
Eli Lilly & Co.	49,692	3,385,019
Johnson & Johnson	79,832	8,641,814
Merck & Co., Inc.	129,183	7,802,653
Pfizer, Inc.	458,589	14,285,047

		$46,483,618
Pollution Control - 0.1%
Republic Services, Inc.	36,379	$1,440,972

Railroad & Shipping - 0.1%
Kansas City Southern Co.	14,949	$1,778,034

Real Estate - 18.8%
Alexandria Real Estate Equities, Inc., REIT	248,062	$21,313,487
AvalonBay Communities, Inc., REIT	201,003	32,319,272
Big Yellow Group PLC, REIT	544,257	5,073,259
Boston Properties, Inc., REIT	184,160	23,874,502
Corporate Office Properties Trust, REIT	498,994	14,026,721
Digital Realty Trust, Inc., REIT	152,613	10,724,116
EastGroup Properties, Inc., REIT	71,568	4,810,801
Equity Lifestyle Properties, Inc., REIT	467,481	23,191,732
Federal Realty Investment Trust, REIT	124,808	16,557,029

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Gramercy Property Trust, Inc., REIT	1,640,360	$9,678,124
Home Properties, Inc., REIT	257,192	16,766,346
Host Hotels & Resorts, Inc., REIT	889,736	20,677,465
Iron Mountain, Inc., REIT	170,236	6,470,670
Medical Properties Trust, Inc., REIT	943,611	13,078,448
Mid-America Apartment Communities, Inc., REIT	306,060	22,544,380
National Health Investors, Inc., REIT	74,316	4,925,664
Plum Creek Timber Co. Inc., REIT	501,275	20,893,142
Public Storage, Inc., REIT	172,564	32,378,183
Rexford Industrial Realty, Inc., REIT	1,065,391	16,183,289
Simon Property Group, Inc., REIT	270,154	48,843,843
Starwood Property Trust, Inc., REIT	427,432	10,284,014
Tanger Factory Outlet Centers, Inc., REIT	591,523	21,637,911
Ventas, Inc., REIT	305,960	21,891,438
Vornado Realty Trust, REIT	284,518	31,740,828
Washington Prime Group, Inc., REIT	1,139,331	19,630,673
Weyerhaeuser Co., REIT	284,919	10,060,490

		$479,575,827
Restaurants - 0.3%
Aramark	49,133	$1,493,643
McDonald’s Corp.	55,942	5,415,745

		$6,909,388
Telecommunications - Wireless - 0.5%
American Tower Corp., REIT	119,063	$12,502,806

Telephone Services - 0.7%
AT&T, Inc.	70,730	$2,502,427
CenturyLink, Inc.	95,214	3,881,875
Frontier Communications Corp.	859,896	6,062,267
Verizon Communications, Inc.	124,962	6,321,828

		$18,768,397
Tobacco - 0.5%
Lorillard, Inc.	102,665	$6,482,268
Philip Morris International, Inc.	64,376	5,596,206

		$12,078,474
Utilities - Electric Power - 1.5%
AES Corp.	284,777	$3,949,857
Alliant Energy Corp.	82,491	5,186,209
American Electric Power Co., Inc.	138,109	7,948,173
Edison International	19,012	1,208,403
Entergy Corp.	45,385	3,807,802
Great Plains Energy, Inc.	156,992	4,108,481
OGE Energy Corp.	41,897	1,495,304
PG&E Corp.	71,948	3,633,374
PPL Corp.	168,676	5,993,058

		$37,330,661
Total Common Stocks		$1,029,501,639

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Put Options Purchased - 0.0%
iShares Dow Jones U.S. Real Estate-December 2014 @ $63	$3,000	$9,000
iShares Dow Jones U.S. Real Estate-January 2015 @ $55	3,000	6,000
iShares Dow Jones U.S. Real Estate-January 2015 @ $57	3,000	3,000
iShares Dow Jones U.S. Real Estate-January 2015 @ $60	3,000	3,000
iShares Dow Jones U.S. Real Estate-January 2015 @ $62	3,000	3,000
iShares Dow Jones U.S. Real Estate-June 2015 @ $60	1,500	54,000
iShares Dow Jones U.S. Real Estate-March 2015 @ $62	1,500	16,500
S&P 500 Index - June 2015 @ $1,700	220	424,600
Total Put Options Purchased		$519,100
Issuer	Shares/Par
Underlying Affiliated Funds - 24.6%
MFS High Yield Pooled Portfolio (v)	64,929,727	$629,169,059

Money Market Funds - 4.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	123,595,778	$123,595,778

Collateral for Securities Loaned - 0.1%
JPMorgan Prime Money Market Fund, 0.08%, at Net Asset Value (j)	2,910,600	$2,910,600
Total Investments		$2,646,731,961

Other Assets, Less Liabilities - (3.5)%		(88,664,464)
Net Assets - 100.0%		$2,558,067,497

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $265,841,767, representing 10.4% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Elementia S.A. de C.V., 5.5%, 1/15/25	11/20/14	$665,043	$680,712
Empresa Electrica Angamos S.A., 4.875%, 5/25/29	11/20/14	1,198,115	1,211,440
Gruma S.A.B. de C.V., 4.875%, 12/01/24	11/20/14	430,565	440,698
Israel Chemicals Ltd., 4.5%, 12/02/24	11/20/14	6,768,259	6,893,691
KazMunayGas National Co., 6%, 11/07/44	10/31/14	709,165	674,961
Socialist Republic of Vietnam, 4.8%, 11/19/24	11/06/14	531,000	541,620
Total Restricted Securities			$10,443,122
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/14

Swap Agreements at 11/30/14

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Liability Derivatives
Credit Default Swap Agreements
12/20/24	USD	6,148,000	Barclays Bank (a)	1% (fixed rate)	(1)	$(593,111)

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by Federal Republic of Brazil, 12.25%, 3/6/30, a BBB rated bond. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums received by the fund amounted to $585,767.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At November 30, 2014, the fund had cash collateral of $510,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as swap agreements. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,022,580,622	$94,500	$—	$1,022,675,122
United Kingdom	5,073,259	—	—	5,073,259
Panama	1,619,114	—	—	1,619,114
Bermuda	653,250	—	—	653,250
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	291,328,409	—	291,328,409
Non-U.S. Sovereign Debt	—	197,371,406	—	197,371,406
U.S. Corporate Bonds	—	1,584,436	—	1,584,436
Residential Mortgage-Backed Securities	—	208,161,526	—	208,161,526
Commercial Mortgage-Backed Securities	—	8,157,725	—	8,157,725
Foreign Bonds	—	154,432,277	—	154,432,277
Mutual Funds	755,675,437	—	—	755,675,437
Total Investments	$1,785,601,682	$861,130,279	$—	$2,646,731,961

Other Financial Instruments
Swap Agreements	$—	$(593,111)	$—	$(593,111)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,000 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Investments in Securities
Balance as of 2/28/14	$32,685
Realized gain (loss)	(94,181)
Change in unrealized appreciation (depreciation)	62,696
Proceeds from a tender offer	(1,200)
Balance as of 11/30/14	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,445,798,357
Gross unrealized appreciation	222,992,970
Gross unrealized depreciation	(22,059,366)
Net unrealized appreciation (depreciation)	$200,933,604

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	50,175,922	15,261,052	(507,247)	64,929,727
MFS Institutional Money Market Portfolio	99,410,765	312,606,643	(288,421,630)	123,595,778

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$52,982	$269,989	$26,350,473	$629,169,059
MFS Institutional Money Market Portfolio	—	—	62,810	123,595,778

	$52,982	$269,989	$26,413,283	$752,764,837

QUARTERLY REPORT

November 30, 2014

MFS® GLOBAL REAL ESTATE FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.2%
Medical & Health Technology & Services - 0.9%
Capital Senior Living Corp. (a)	160,876	$4,094,298

Real Estate - 97.0%
Advance Residence Investment Corp., REIT	2,130	$5,205,191
Alexandria Real Estate Equities, Inc., REIT	126,497	10,868,622
Ascendas India Trust, REIT	14,200,000	8,716,335
Atrium European Real Estate Ltd.	1,492,513	7,766,531
AvalonBay Communities, Inc., REIT	115,447	18,562,723
Big Yellow Group PLC, REIT	908,608	8,469,537
Boston Properties, Inc., REIT	86,610	11,228,120
British Land Co. PLC, REIT	566,426	6,803,639
Canadian Apartment Properties, REIT	320,288	7,257,509
Concentradora Fibra Danhos S.A. de C.V., REIT	1,157,906	2,998,768
Corporate Office Properties Trust, REIT	254,417	7,151,662
Digital Realty Trust, Inc., REIT	74,573	5,240,245
EastGroup Properties, Inc., REIT	34,860	2,343,289
Equity Lifestyle Properties, Inc., REIT	236,598	11,737,627
Federal Realty Investment Trust, REIT	60,889	8,077,535
GAGFAH S.A. (a)	159,070	3,068,916
Gramercy Property Trust, Inc., REIT	765,262	4,515,046
Grand City Properties S.A. (a)	99,053	1,419,858
Hang Lung Properties Ltd.	2,227,256	6,691,906
Henderson Land Development Co. Ltd.	1,093,972	7,335,561
Hibernia PLC, REIT (a)	1,695,946	2,388,820
Home Properties, Inc., REIT	128,899	8,402,926
Host Hotels & Resorts, Inc., REIT	428,012	9,946,999
Intu Properties PLC, REIT	1,257,292	7,018,100
Kenedix Office Investment Corp., REIT	1,414	7,804,584
Lar Espana Real Estate Socimi S.A., REIT (a)	374,925	4,198,671
LEG Immobilien AG	61,487	4,566,012
Link REIT	1,687,405	10,749,050
LondonMetric Property PLC, REIT	1,165,755	2,782,266
Mapletree Logistics Trust, REIT	6,196,000	5,609,821
Medical Properties Trust, Inc., REIT	440,214	6,101,366
Mid-America Apartment Communities, Inc., REIT	150,787	11,106,970
Mitsubishi Estate Co. Ltd.	624,135	14,050,532
Mitsui Fudosan Co. Ltd.	564,274	16,311,974
Multiplan Empreendimentos Imobiliarios S.A.	465,334	9,363,467
National Health Investors, Inc., REIT	36,198	2,399,203
NTT Urban Development Corp.	615,100	6,328,787
Plum Creek Timber Co. Inc., REIT	270,881	11,290,320
Prologis Property Mexico S.A. de C.V., REIT	1,134,509	2,403,664
Public Storage, Inc., REIT	85,421	16,027,542
Quintain Estates & Development PLC (a)	3,076,096	4,534,382
Rexford Industrial Realty, Inc., REIT	506,412	7,692,398
Simon Property Group, Inc., REIT	113,824	20,579,379
Starwood Property Trust, Inc., REIT	196,717	4,733,011
Stockland, IEU	1,253,689	4,397,134
Sun Hung Kai Properties Ltd.	743,385	10,870,528
TAG Immobilien AG	251,410	2,841,429
Tanger Factory Outlet Centers, Inc., REIT	294,657	10,778,553
Unibail-Rodamco, REIT	48,659	12,866,104

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Real Estate - continued
Ventas, Inc., REIT	162,787	$11,647,410
Vornado Realty Trust, REIT	136,007	15,172,941
Washington Prime Group, Inc., REIT	578,590	9,969,106
Westfield Corp., REIT	1,727,927	12,194,460
Weyerhaeuser Co., REIT	156,581	5,528,875

		$438,115,404
Telecommunications - Wireless - 1.3%
American Tower Corp., REIT	55,326	$5,809,783
Total Common Stocks		$448,019,485

Money Market Funds - 0.7%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	3,163,993	$3,163,993
Total Investments		$451,183,478

Other Assets, Less Liabilities - 0.1%		648,939
Net Assets - 100.0%		$451,832,417

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$448,019,485	$—	$—	$448,019,485
Mutual Funds	3,163,993	—	—	3,163,993
Total Investments	$451,183,478	$—	$—	$451,183,478

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$352,176,639
Gross unrealized appreciation	101,231,748
Gross unrealized depreciation	(2,224,909)
Net unrealized appreciation (depreciation)	$99,006,839

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

3

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,111,962	76,477,828	(85,425,797)	3,163,993

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,866	$3,163,993

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2014, are as follows:

United States	54.2%
Japan	11.0%
Hong Kong	7.9%
United Kingdom	6.5%
Australia	3.7%
Singapore	3.2%
France	2.8%
Germany	2.6%
Brazil	2.1%
Other Countries	6.0%

4

QUARTERLY REPORT

November 30, 2014

MFS® GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 98.5%
Agency - Other - 4.2%
Financing Corp., 10.7%, 10/06/17	$14,360,000	$18,170,106
Financing Corp., 9.4%, 2/08/18	11,750,000	14,746,462
Financing Corp., 9.8%, 4/06/18	14,975,000	19,188,186
Financing Corp., 10.35%, 8/03/18	15,165,000	20,015,161
Financing Corp., STRIPS, 0%, 11/30/17	18,780,000	18,115,582

		$90,235,497
Asset-Backed & Securitized - 2.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	$4,260,000	$4,538,996
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/46	9,091,615	9,696,508
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.097%, 9/15/39	4,875,003	5,296,369
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.892%, 6/15/39	4,878,716	5,135,585
Credit Suisse Commercial Mortgage Trust, “C4”, FRN, 6.097%, 9/15/39	4,632,039	5,029,060
CWCapital Cobalt Ltd., “A4”, FRN, 5.959%, 5/15/46	6,675,649	7,294,642
Goldman Sachs Mortgage Securities Corp., FRN, 5.99%, 8/10/45	8,186,807	8,937,807
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.125%, 2/15/51	284,340	284,876
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.975%, 6/15/49	9,239,502	9,999,571
Morgan Stanley Capital I Trust, “AM”, FRN, 5.867%, 4/15/49	5,336,000	5,576,301

		$61,789,715
Local Authorities - 0.5%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 7/01/43	$4,855,000	$6,489,679
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 11/01/40	840,000	1,070,051
University of California Rev. (Build America Bonds), 5.77%, 5/15/43	2,750,000	3,433,265

		$10,992,995
Mortgage-Backed - 44.7%
Fannie Mae, 4.85%, 2/01/15	$1,262,362	$1,261,619
Fannie Mae, 4.56%, 3/01/15	2,034,302	2,048,819
Fannie Mae, 4.89%, 3/01/15	1,113,749	1,117,074
Fannie Mae, 4.74%, 4/01/15	1,573,068	1,582,712
Fannie Mae, 4.878%, 4/01/15	1,827,643	1,825,466
Fannie Mae, 4.815%, 6/01/15	1,836,197	1,855,107
Fannie Mae, 5.1%, 6/01/15 - 3/01/19	1,662,479	1,713,366
Fannie Mae, 4.7%, 8/01/15	80,838	81,749
Fannie Mae, 4.78%, 8/01/15	1,699,608	1,726,543
Fannie Mae, 4.81%, 8/01/15	1,637,101	1,663,144
Fannie Mae, 5.443%, 11/01/15	3,954,425	4,057,617
Fannie Mae, 5.08%, 2/01/16 - 4/01/19	1,891,533	1,993,244
Fannie Mae, 5.139%, 2/01/16	805,132	826,849
Fannie Mae, 5.433%, 2/01/16	3,471,099	3,582,683
Fannie Mae, 5.273%, 4/01/16	1,255,956	1,306,155
Fannie Mae, 6.5%, 4/01/16 - 10/01/37	4,727,655	5,507,637
Fannie Mae, 5.732%, 7/01/16	3,265,110	3,462,306
Fannie Mae, 5.09%, 12/01/16	584,874	625,787
Fannie Mae, 5.27%, 12/01/16	615,841	660,372
Fannie Mae, 5.45%, 12/01/16	690,000	741,181
Fannie Mae, 5.003%, 1/01/17	967,464	967,200
Fannie Mae, 5.05%, 1/01/17 - 8/01/19	2,893,206	3,109,706
Fannie Mae, 5.06%, 1/01/17	1,733,120	1,832,627
Fannie Mae, 5.3%, 4/01/17	709,664	754,160

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 5.508%, 4/01/17	$1,314,759	$1,429,029
Fannie Mae, 5.45%, 4/01/17	38,272	41,593
Fannie Mae, 5.38%, 5/01/17	1,876,085	2,003,583
Fannie Mae, 1.9%, 6/01/17	790,508	801,274
Fannie Mae, 5.5%, 8/01/17 - 8/01/38	45,751,537	51,265,795
Fannie Mae, 6%, 8/01/17 - 12/01/37	12,964,868	14,658,272
Fannie Mae, 3.306%, 12/01/17	4,701,138	4,944,854
Fannie Mae, 5.205%, 1/01/18	555,716	581,502
Fannie Mae, 3.8%, 2/01/18	1,655,678	1,773,372
Fannie Mae, 3.91%, 2/01/18	1,648,263	1,761,250
Fannie Mae, 4%, 3/01/18 - 2/01/41	22,654,574	24,236,541
Fannie Mae, 4.19%, 3/01/18	872,113	939,083
Fannie Mae, 3.99%, 4/01/18	1,600,000	1,722,553
Fannie Mae, 5.37%, 5/01/18	1,848,251	2,071,887
Fannie Mae, 5.68%, 6/01/18	1,069,253	1,193,354
Fannie Mae, 2.578%, 9/25/18	9,100,000	9,380,371
Fannie Mae, 5.6%, 1/01/19	1,139,548	1,277,395
Fannie Mae, 5.47%, 2/01/19	370,439	419,004
Fannie Mae, 5%, 4/01/19 - 5/01/41	37,381,891	41,218,729
Fannie Mae, 5.28%, 4/01/19	554,595	626,025
Fannie Mae, 4.84%, 5/01/19	575,583	642,739
Fannie Mae, 4.5%, 6/01/19 - 4/01/44	81,196,080	88,246,386
Fannie Mae, 4.83%, 8/01/19 - 9/01/19	1,535,054	1,722,601
Fannie Mae, 4.864%, 8/01/19	4,242,182	4,766,217
Fannie Mae, 4.67%, 9/01/19	1,177,713	1,314,376
Fannie Mae, 4.94%, 9/01/19	407,572	458,910
Fannie Mae, 4.88%, 3/01/20	751,843	821,183
Fannie Mae, 4.14%, 8/01/20	1,389,253	1,532,215
Fannie Mae, 5.19%, 9/01/20	1,830,958	2,004,019
Fannie Mae, 2.41%, 5/01/23	1,588,948	1,579,665
Fannie Mae, 2.59%, 5/01/23	867,365	873,008
Fannie Mae, 2.55%, 5/01/23	1,371,522	1,377,006
Fannie Mae, 4.5%, 5/01/25	735,034	796,789
Fannie Mae, 3%, 3/01/27 - 4/01/27	9,072,279	9,464,728
Fannie Mae, 2.5%, 5/01/28	2,567,751	2,626,378
Fannie Mae, 3.5%, 1/01/42	6,254,557	6,541,329
Fannie Mae, 3.5%, 4/01/43	10,613,918	11,076,231
Fannie Mae, TBA, 3%, 12/01/29	11,407,000	11,878,430
Fannie Mae, TBA, 4%, 1/01/44 - 12/01/44	117,652,000	125,521,059
Federal Home Loan Bank, 2.456%, 8/25/19	4,923,000	5,056,482
Freddie Mac, 3.034%, 10/25/20	3,117,000	3,278,177
Freddie Mac, 6.5%, 4/01/16 - 2/01/38	1,403,905	1,678,031
Freddie Mac, 1.655%, 11/25/16	8,873,478	8,993,128
Freddie Mac, 6%, 8/01/17 - 10/01/38	11,052,760	12,471,932
Freddie Mac, 3.882%, 11/25/17	5,323,000	5,698,075
Freddie Mac, 3.154%, 2/25/18	5,293,000	5,574,106
Freddie Mac, 2.412%, 8/25/18	7,256,000	7,478,505
Freddie Mac, 5%, 9/01/18 - 6/01/40	11,606,528	12,815,884
Freddie Mac, 2.303%, 9/25/18	2,438,882	2,502,498
Freddie Mac, 2.323%, 10/25/18	4,783,000	4,909,558
Freddie Mac, 2.13%, 1/25/19	10,400,000	10,581,220
Freddie Mac, 5.085%, 3/25/19	6,865,000	7,765,063
Freddie Mac, 1.883%, 5/25/19	1,100,000	1,106,126
Freddie Mac, 4.186%, 8/25/19	2,800,000	3,077,819

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 4.251%, 1/25/20	$3,106,000	$3,432,577
Freddie Mac, 2.313%, 3/25/20	6,978,000	7,099,208
Freddie Mac, 4.224%, 3/25/20	4,281,146	4,733,475
Freddie Mac, 2.757%, 5/25/20	5,121,309	5,305,701
Freddie Mac, 3.32%, 7/25/20 - 2/25/23	10,081,514	10,615,648
Freddie Mac, 2.856%, 1/25/21	4,724,000	4,889,916
Freddie Mac, 5.5%, 4/01/21 - 1/01/38	13,675,459	15,349,370
Freddie Mac, 2.682%, 10/25/22	2,394,000	2,421,608
Freddie Mac, 4.5%, 11/01/22 - 6/01/41	11,652,706	12,592,831
Freddie Mac, 3.25%, 4/25/23	9,000,000	9,447,570
Freddie Mac, 3.3%, 4/25/23	4,629,861	4,872,230
Freddie Mac, 3.06%, 7/25/23	2,074,000	2,143,973
Freddie Mac, 3.458%, 8/25/23	4,600,000	4,889,805
Freddie Mac, 4%, 7/01/25 - 11/01/43	11,089,449	11,845,253
Freddie Mac, 2.5%, 2/01/28 - 7/01/28	48,252,405	49,392,355
Freddie Mac, 3.5%, 12/01/41 - 3/01/43	54,625,192	56,918,841
Freddie Mac, 3%, 4/01/43 - 5/01/43	27,420,382	27,758,786
Freddie Mac, TBA, 4%, 12/01/44	2,944,000	3,139,270
Ginnie Mae, 5.5%, 3/15/33 - 1/20/42	10,449,332	11,781,841
Ginnie Mae, 4.5%, 7/20/33 - 9/20/41	25,389,775	27,965,410
Ginnie Mae, 4%, 10/15/39 - 4/20/41	5,570,754	5,990,220
Ginnie Mae, 3.5%, 12/15/41 - 7/20/43	43,804,842	46,114,765
Ginnie Mae, 3%, 7/20/43	13,078,924	13,416,197
Ginnie Mae, 5.612%, 4/20/58	3,170,581	3,267,914
Ginnie Mae, 6.357%, 4/20/58	1,686,255	1,754,552
Ginnie Mae, TBA, 4%, 12/01/44	33,964,000	36,429,039

		$956,446,817
Supranational - 0.2%
Inter-American Development Bank, 4.375%, 1/24/44	$2,796,000	$3,348,733

U.S. Government Agencies and Equivalents - 3.4%
Aid-Egypt, 4.45%, 9/15/15	$6,204,000	$6,406,269
Government of Ukraine, 1.844%, 5/16/19	7,271,000	7,304,796
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	5,532,000	5,622,459
Hashemite Kingdom of Jordan, 2.503%, 10/30/20	6,688,000	6,855,575
Private Export Funding Corp., 2.25%, 3/15/20	1,681,000	1,699,106
Private Export Funding Corp., 1.875%, 7/15/18	5,330,000	5,410,014
Small Business Administration, 6.35%, 4/01/21	357,228	389,006
Small Business Administration, 6.34%, 5/01/21	368,909	400,274
Small Business Administration, 6.44%, 6/01/21	455,136	497,230
Small Business Administration, 6.625%, 7/01/21	460,246	502,209
Small Business Administration, 6.07%, 3/01/22	427,309	463,618
Small Business Administration, 4.98%, 11/01/23	573,493	624,490
Small Business Administration, 4.89%, 12/01/23	1,564,800	1,685,861
Small Business Administration, 4.77%, 4/01/24	1,254,449	1,336,334
Small Business Administration, 5.52%, 6/01/24	959,812	1,060,059
Small Business Administration, 4.99%, 9/01/24	1,222,139	1,326,830
Small Business Administration, 4.86%, 10/01/24	899,626	966,309
Small Business Administration, 4.86%, 1/01/25	1,711,019	1,846,422
Small Business Administration, 5.11%, 4/01/25	1,318,947	1,439,559
Small Business Administration, 2.21%, 2/01/33	3,075,768	3,014,154
Small Business Administration, 2.22%, 3/01/33	5,549,068	5,453,379
Small Business Administration, 3.15%, 7/01/33	5,087,434	5,260,915

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - continued
Small Business Administration, 3.16%, 8/01/33	$1,865,482	$1,928,461
Small Business Administration, 3.62%, 9/01/33	1,917,645	2,023,594
Tennessee Valley Authority, 1.75%, 10/15/18	4,231,000	4,300,228
Tunisian Republic, 2.452%, 7/24/21	4,063,000	4,145,755
U.S. Department of Housing & Urban Development, 6.36%, 8/01/16	310,000	311,099
U.S. Department of Housing & Urban Development, 6.59%, 8/01/16	138,000	139,476

		$72,413,481
U.S. Treasury Obligations - 42.6%
U.S. Treasury Bonds, 7.5%, 11/15/16	$3,421,000	$3,885,774
U.S. Treasury Bonds, 6.25%, 8/15/23	1,445,000	1,928,962
U.S. Treasury Bonds, 6%, 2/15/26	5,933,000	8,115,697
U.S. Treasury Bonds, 6.75%, 8/15/26	981,000	1,427,968
U.S. Treasury Bonds, 6.375%, 8/15/27	2,309,000	3,320,991
U.S. Treasury Bonds, 5.25%, 2/15/29	2,438,000	3,247,682
U.S. Treasury Bonds, 5%, 5/15/37	4,133,000	5,738,414
U.S. Treasury Bonds, 4.375%, 2/15/38	9,535,000	12,147,437
U.S. Treasury Bonds, 4.5%, 8/15/39	64,440,300	83,837,861
U.S. Treasury Bonds, 3.125%, 2/15/43	28,535,600	29,699,310
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	21,825,559	21,256,043
U.S. Treasury Notes, 4%, 2/15/15	13,740,000	13,851,638
U.S. Treasury Notes, 2.125%, 5/31/15 (f)	161,986,000	163,656,400
U.S. Treasury Notes, 0.375%, 2/15/16	132,408,600	132,677,522
U.S. Treasury Notes, 2.625%, 4/30/16	4,787,000	4,947,814
U.S. Treasury Notes, 0.875%, 12/31/16	101,987,000	102,704,071
U.S. Treasury Notes, 4.75%, 8/15/17	11,447,000	12,656,089
U.S. Treasury Notes, 2.625%, 4/30/18	26,085,000	27,446,324
U.S. Treasury Notes, 2.75%, 2/15/19	19,471,600	20,595,773
U.S. Treasury Notes, 3.125%, 5/15/19	39,313,000	42,239,971
U.S. Treasury Notes, 1%, 6/30/19	43,205,000	42,371,273
U.S. Treasury Notes, 2.625%, 8/15/20	15,874,000	16,670,176
U.S. Treasury Notes, 2%, 11/30/20	6,679,000	6,769,273
U.S. Treasury Notes, 3.125%, 5/15/21	63,935,000	68,939,896
U.S. Treasury Notes, 1.75%, 5/15/22	59,944,000	59,049,516
U.S. Treasury Notes, 2.5%, 8/15/23	634,000	654,605
U.S. Treasury Notes, 2.75%, 2/15/24	20,233,000	21,255,717

		$911,092,197
Total Bonds		$2,106,319,435

Money Market Funds - 10.4%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	221,817,230	$221,817,230
Total Investments		$2,328,136,665

Other Assets, Less Liabilities - (8.9)%		(190,793,952)
Net Assets - 100.0%		$2,137,342,713

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

4

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	470	$59,712,031	March - 2015	$431,636

At November 30, 2014, the fund had liquid securities with an aggregate value of $589,011 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

5

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$1,073,741,175	$—	$1,073,741,175
Non-U.S. Sovereign Debt	—	3,348,733	—	3,348,733
U.S. Corporate Bonds	—	10,992,995	—	10,992,995
Residential Mortgage-Backed Securities	—	956,446,817	—	956,446,817
Commercial Mortgage-Backed Securities	—	61,789,715	—	61,789,715
Mutual Funds	221,817,230	—	—	221,817,230
Total Investments	$221,817,230	$2,106,319,435	$—	$2,328,136,665

Other Financial Instruments
Futures Contracts	$431,636	$—	$—	$431,636

For further information regarding security characteristics, see the Portfolio of Investments.

6

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,260,042,281
Gross unrealized appreciation	71,470,146
Gross unrealized depreciation	(3,375,762)
Net unrealized appreciation (depreciation)	$68,094,384

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	275,347,466	275,615,820	(329,146,056)	221,817,230

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$151,652	$221,817,230

7

QUARTERLY REPORT

November 30, 2014

MFS® NEW DISCOVERY VALUE FUND

PORTFOLIO OF INVESTMENTS

11/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.5%
Broadcasting - 1.4%
Stroer Out-of-Home Media AG	162,032	$4,600,885

Brokerage & Asset Managers - 2.9%
FXCM, Inc., “A”	155,937	$2,510,586
GAIN Capital Holdings, Inc.	190,834	1,686,973
NASDAQ OMX Group, Inc.	123,438	5,543,601

		$9,741,160
Business Services - 5.6%
Forrester Research, Inc.	90,656	$3,599,950
Global Payments, Inc.	68,199	5,889,666
RE/MAX Holdings, Inc., “A”	116,333	3,891,339
Resources Connection, Inc.	355,856	5,398,336

		$18,779,291
Computer Software - 0.6%
Rovi Corp. (a)	85,920	$1,914,298

Computer Software - Systems - 4.3%
Ingram Micro, Inc., “A” (a)	168,372	$4,618,444
Model N, Inc. (a)	205,175	2,113,303
NICE Systems Ltd., ADR	126,071	5,954,333
Sabre Corp.	92,557	1,734,518

		$14,420,598
Construction - 1.1%
Beacon Roofing Supply, Inc. (a)	78,572	$2,127,730
Interface, Inc.	109,289	1,652,450

		$3,780,180
Consumer Products - 1.4%
Sensient Technologies Corp.	79,137	$4,665,126

Consumer Services - 1.9%
Capella Education Co.	32,211	$2,196,146
Carriage Services, Inc.	111,059	2,133,443
Servicemaster Global Holdings, Inc. (a)	73,528	1,930,845

		$6,260,434
Containers - 1.8%
Graphic Packaging Holding Co. (a)	182,474	$2,271,801
Greif, Inc., “A”	85,089	3,731,153

		$6,002,954
Electrical Equipment - 2.5%
Advanced Drainage Systems, Inc.	127,162	$2,989,578
TriMas Corp. (a)	172,162	5,359,403

		$8,348,981
Electronics - 3.4%
Lattice Semiconductor Corp. (a)	294,700	$1,930,285
Micrel, Inc.	343,529	4,483,053
Plexus Corp. (a)	43,714	1,705,283

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Rubicon Technology, Inc. (a)(l)	303,973	$1,562,421
Ultratech, Inc. (a)	92,028	1,791,785

		$11,472,827
Energy - Independent - 2.6%
Energen Corp.	49,449	$2,953,094
Memorial Resource Development Corp. (a)	75,749	1,636,178
Rosetta Resources, Inc. (a)	53,597	1,576,824
SM Energy Co.	58,310	2,533,570

		$8,699,666
Entertainment - 3.0%
AMC Entertainment Holdings, Inc., “A”	131,156	$3,438,910
Cinemark Holdings, Inc.	128,468	4,664,673
International Speedway Corp.	56,797	1,776,610

		$9,880,193
Food & Drug Stores - 0.2%
Brazil Pharma S.A. (a)	502,879	$701,915

Health Maintenance Organizations - 0.6%
Molina Healthcare, Inc. (a)	36,919	$1,887,299

Insurance - 8.5%
Allied World Assurance Co.	125,693	$4,738,626
Aspen Insurance Holdings Ltd.	57,127	2,526,727
Everest Re Group Ltd.	34,063	5,974,310
Hanover Insurance Group, Inc.	51,116	3,643,548
Safety Insurance Group, Inc.	46,233	2,751,788
Stewart Information Services Corp.	83,254	2,954,684
Symetra Financial Corp.	112,166	2,541,682
Third Point Reinsurance Ltd. (a)	226,438	3,353,547

		$28,484,912
Leisure & Toys - 1.4%
Brunswick Corp.	42,166	$2,094,807
Callaway Golf Co.	337,157	2,498,333

		$4,593,140
Machinery & Tools - 7.4%
Columbus McKinnon Corp.	118,402	$3,162,517
Douglas Dynamics, Inc.	125,207	2,883,517
Herman Miller, Inc.	109,256	3,320,290
Joy Global, Inc.	74,831	3,669,712
Kennametal, Inc.	80,075	2,948,362
Oshkosh Corp.	42,848	1,945,299
Polypore International, Inc. (a)	49,456	2,545,006
Regal Beloit Corp.	57,494	4,157,966

		$24,632,669
Major Banks - 1.5%
Huntington Bancshares, Inc.	506,145	$5,117,126

Medical & Health Technology & Services - 2.6%
Cross Country Healthcare, Inc. (a)	452,352	$4,826,596
MEDNAX, Inc. (a)	57,306	3,751,251

		$8,577,847

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - 1.6%
Teleflex, Inc.	43,700	$5,206,855

Metals & Mining - 1.1%
GrafTech International Ltd. (a)	306,694	$1,251,312
Iluka Resources Ltd.	438,620	2,557,771

		$3,809,083
Natural Gas - Distribution - 0.7%
AGL Resources, Inc.	47,119	$2,464,795

Natural Gas - Pipeline - 0.4%
StealthGas, Inc. (a)	200,021	$1,452,152

Network & Telecom - 1.4%
Ixia (a)	278,817	$2,891,332
Polycom, Inc. (a)	137,770	1,814,431

		$4,705,763
Oil Services - 3.1%
Helix Energy Solutions Group, Inc. (a)	117,464	$2,686,402
Superior Energy Services, Inc.	86,661	1,673,424
Tesco Corp.	205,233	2,891,733
Tidewater, Inc.	93,904	2,902,573

		$10,154,132
Other Banks & Diversified Financials - 13.7%
Berkshire Hills Bancorp, Inc.	105,452	$2,676,372
Brookline Bancorp, Inc.	449,485	4,274,602
CAI International, Inc. (a)	214,019	4,560,745
Cathay General Bancorp, Inc.	149,442	3,792,838
EZCORP, Inc., “A” (a)	315,038	3,430,764
First Interstate BancSystem, Inc.	113,761	3,198,959
Great Western Bancorp, Inc. (a)	140,884	3,150,166
PrivateBancorp, Inc.	181,329	5,702,797
Regional Management Corp. (a)	263,135	3,568,111
Sandy Spring Bancorp, Inc.	122,797	2,918,885
TCF Financial Corp.	284,634	4,417,520
Texas Capital Bancshares, Inc. (a)	71,225	3,926,634

		$45,618,393
Pollution Control - 1.7%
Progressive Waste Solutions Ltd.	178,986	$5,482,341

Railroad & Shipping - 1.1%
Diana Shipping, Inc. (a)	480,262	$3,592,360

Real Estate - 7.3%
BioMed Realty Trust, Inc., REIT	156,000	$3,346,200
Corporate Office Properties Trust, REIT	130,577	3,670,519
EPR Properties, REIT	86,622	4,849,966
Hatteras Financial Corp., REIT	174,540	3,344,186
Medical Properties Trust, Inc., REIT	276,354	3,830,266
Select Income, REIT	158,749	3,667,102
Store Capital Corp., REIT (a)	82,973	1,730,817

		$24,439,056

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Chemicals - 2.0%
H.B. Fuller Co.	53,902	$2,328,027
Kronos Worldwide, Inc.	129,467	1,684,366
Tronox Ltd., “A”	123,753	2,790,630

		$6,803,023
Specialty Stores - 5.0%
Burlington Stores, Inc. (a)	79,126	$3,534,558
Children’s Place, Inc.	79,161	4,437,766
Citi Trends, Inc. (a)	85,931	2,033,127
Gordmans Stores, Inc. (a)	353,776	1,114,394
Kirkland’s, Inc. (a)	181,398	3,939,965
Rent-A-Center, Inc.	50,812	1,753,014

		$16,812,824
Trucking - 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	55,476	$2,532,479
Celadon Group, Inc.	114,529	2,524,219
Marten Transport Ltd.	139,427	2,997,681

		$8,054,379
Utilities - Electric Power - 2.3%
El Paso Electric Co.	95,855	$3,626,195
Great Plains Energy, Inc.	147,606	3,862,849

		$7,489,044
Total Common Stocks		$328,645,701

Money Market Funds - 1.3%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	4,336,474	$4,336,474

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.16%, at Net Asset Value (j)	271,348	$271,348
Total Investments		$333,253,523

Other Assets, Less Liabilities - 0.1%		291,181
Net Assets - 100.0%		$333,544,704

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

11/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$328,645,701	$—	$—	$328,645,701
Mutual Funds	4,607,822	—	—	4,607,822
Total Investments	$333,253,523	$—	$—	$333,253,523

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$286,425,685
Gross unrealized appreciation	62,348,045
Gross unrealized depreciation	(15,520,207)
Net unrealized appreciation (depreciation)	$46,827,838

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

5

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,909,737	82,989,940	(85,563,203)	4,336,474

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,927	$4,336,474

6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: January 15, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2015

*	Print name and title of each signing officer under his or her signature.